Share capital (Tables)	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended						For the nine months ended
$ millions, except number of shares		2020 Jul. 31		2020 Apr. 30		2019 Jul. 31		2020 Jul. 31		2019 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	445,133,356	$13,722	444,981,533	$13,669	444,650,308	$13,443	445,341,675	$13,591	442,826,380	$13,243
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	40,146	4	71,409	8	50,773	5	586,503	63	350,637	37
Shareholder investment plan	416,078	39	454,791	36	373,534	39	1,204,873	111	1,321,554	143
Employee share purchase plan	433,769	38	376,684	34	339,470	36	1,134,732	108	919,348	100
	446,023,349	13,803	445,884,417	13,747	445,414,085	13,523	448,267,783	13,873	445,417,919	13,523
Purchase of common shares for cancellation	–	–	(710,800)	(22)	–	–	(2,208,600)	(68)	–	–
Treasury shares	(14,461)	(3)	(40,261)	(3)	22,517	2	(50,295)	(5)	18,683	2
Balance at end of period	446,008,888	$13,800	445,133,356	$13,722	445,436,602	$13,525	446,008,888	$13,800	445,436,602	$13,525
(1)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2020 Jul. 31	2019 Oct. 31
Common Equity Tier 1 (CET1) capital		$30,202	$27,707
Tier 1 capital	A	33,350	30,851
Total capital		39,640	35,854

Total risk-weighted assets (RWA)		256,683	239,863

CET1 ratio		11.8%	11.6%
Tier 1 capital ratio		13.0%	12.9%
Total capital ratio		15.4%	15.0%
Leverage ratio exposure	B	$724,111	$714,343
Leverage ratio	A/B	4.6%	4.3%